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DEUTSCHE ASSET MANAGEMENT

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Mutual Fund

Semi-Annual Report

June 30, 2002

Class A Shares and Institutional Class

Short-Intermediate Income Fund

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A Member of the
DEUTSCHE BANK GROUP

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................... 3
              PERFORMANCE COMPARISON ......................................... 5
              ADDITIONAL PERFORMANCE INFORMATION ............................. 6

              SHORT-INTERMEDIATE INCOME FUND

                 Schedule of Investments ..................................... 7
                 Statement of Assets and Liabilities .........................10
                 Statement of Operations .....................................11
                 Statements of Changes in Net Assets .........................12
                 Financial Highlights ........................................13
                 Notes to Financial Statements ...............................15


                    ----------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                    ----------------------------------------

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                                        2

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Dear Shareholders:

We are pleased to report on the Fund's progress for the period ended June 30, 2002.

Often considered irrelevant during the bull market of the late 1990's, bonds--Treasuries in particular--are gaining wide respect as investors seek ways to insulate assets from the grinding bear market in stocks. While the recent total return gains are impressive, especially in contrast to the sharply negative returns from equities, they are unsustainable and should not be extrapolated. They do, however, strongly reinforce our case for portfolio diversification in good and bad markets. Especially in these turbulent times, fixed income securities can serve three useful functions: 1) offer the opportunity for competitive, consistent, real income stream; 2) help preserve the capital value of dollars invested; and 3) help reduce the variance of returns.

Investors continue to struggle with a myriad of worries, including uncertainties created by the war against terrorism, hostilities in the Middle East, and corporate accounting and governance scandals. The economy, however, is improving. Although unlikely to continue at the rate suggested by the first quarter's GDP growth, the gradual expansion, we believe, should bring a revival in corporate profits. Stronger profits should eventually provide support to the equity markets, off which the fixed income markets have been feeding. Treasuries have benefited from the flight to quality from equities. Corporate bonds, on the other hand, have been hit by fallout from corporate accounting concerns. As inflation remains under control, the Federal Reserve should not have to tighten anytime soon, so we expect fixed income securities to earn their coupon for the remainder of the year.

The improving economy, an inevitable eventual tightening in monetary policy, the weakening dollar, and a deteriorating fiscal situation in the US are combining to paint an unfavorable cyclical picture for Treasury securities relative to other debt instruments. While Treasuries have increased in weighting in your Fund, we are moving to reduce them to a below-average weight. We continue an emphasis on corporates within fixed-income portfolios, and a slightly below-benchmark duration. Finally, the yield curve remains steep, suggesting that the market expects an increase in the federal funds rate in the near term. While we believe that such an increase is further out on the horizon, the fact that the market has built in expectations of its occurrence provides some degree of protection for investing in maturities beyond five years.

Following several years of strength, the dollar has entered what is likely to be a multi-year bear phase. While a gradual decline would benefit the US economy by making US products more competitive in international markets, it may add modestly to our underlying rate of inflation, thereby having a negative effect on bond prices.

During the quarter, the defensive duration and the mortgage position helped performance. However, performance was harmed by the volatility in corporate bond prices and by the ownership of a small position in Worldcom securities. We have held those securities

SECTOR ALLOCATION
As of June 30, 2002
(percentages are based on total net assets in the Fund)

[GRAPHIC OMITTED]
Treasury and Agency                        38%
Mortgage-Backed Securities                 27%
Corporates                                 20%
Asset-Backed Securities                     9%
Cash & Other Assets                         6%


SECTOR ALLOCATION
As of December 31, 2001
(percentages are based on total net assets in the Fund)

[GRAPHIC OMITTED]
Mortgage-Backed Securities                 32%
Corporates                                 26%
Treasury and Agency                        22%
Asset-Backed Securities                    16%
Cash & Other Assets                         4%


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                                        3

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

because we believe that a settlement from the bankruptcy will result in a higher price for the securities than is currently offered in the market. We also sold American Express and added Textron, Ford and H&R Block holdings to the portfolio as we increase the corporate weight to take advantage of wide spreads. Going forward we believe that this is the cheapest sector of the market.

Sincerely,


/S/SIGNATURE

/S/SIGNATURE

Paul D. Corbin and Ellen D. Harvey
Portfolio Managers of the

SHORT-INTERMEDIATE INCOME FUND
June 30, 2002

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                                        4

Short-Intermediate Income Fund

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON(1)

SHORT-INTERMEDIATE INCOME FUND--CLASS A SHARES, LEHMAN BROTHERS INTERMEDIATE AGGREGATE BOND INDEX, LEHMAN BROTHERS INTERMEDIATE US GOV'T/CREDIT INDEX, MERRILL LYNCH 1-3 YEAR TREASURY INDEX, LEHMAN BROTHERS 1-3 YEAR US GOV'T/CREDIT INDEX AND LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)(2)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                             Lehman              Lehman             Merrill             Lehman        Lipper Short-
                         Short-            Brothers            Brothers               Lynch            Brothers        Intermediate
                   Intermediate        Intermediate        Intermediate            1-3 Year         1-3 Year US    Investment Grade
                  Income Fund--           Aggregate     US Gov't/Credit            Treasury        Gov't/Credit          Debt Funds
                 Class A Shares          Bond Index               Index               Index               Index             Average
                        $20,387             $22,346             $21,957             $19,899             $20,086            $20,132

5/13/91              $10,000.00          $10,000.00          $10,000.00          $10,000.00          $10,000.00          $10,000.00
6/30/91                9,980.00            9,995.00           10,007.00           10,041.00           10,037.00           10,004.00
7/31/91               10,103.00           10,134.00           10,119.00           10,128.00           10,125.00           10,105.00
8/31/91               10,257.00           10,353.00           10,312.00           10,267.00           10,262.00           10,289.00
9/30/91               10,432.00           10,563.00           10,489.00           10,378.00           10,373.00           10,459.00
10/31/91              10,567.00           10,680.00           10,609.00           10,489.00           10,485.00           10,577.00
11/30/91              10,701.00           10,778.00           10,731.00           10,598.00           10,591.00           10,692.00
12/31/91              10,979.00           11,098.00           10,993.00           10,759.00           10,751.00           10,957.00
1/31/92               10,776.00           10,947.00           10,893.00           10,743.00           10,740.00           10,857.00
2/29/92               10,792.00           11,018.00           10,936.00           10,781.00           10,773.00           10,897.00
3/31/92               10,756.00           10,956.00           10,893.00           10,776.00           10,771.00           10,869.00
4/30/92               10,845.00           11,035.00           10,989.00           10,874.00           10,870.00           10,950.00
5/31/92               11,032.00           11,244.00           11,159.00           10,973.00           10,971.00           11,106.00
6/30/92               11,208.00           11,398.00           11,324.00           11,085.00           11,084.00           11,266.00
7/31/92               11,462.00           11,631.00           11,550.00           11,209.00           11,214.00           11,480.00
8/31/92               11,510.00           11,749.00           11,665.00           11,308.00           11,305.00           11,582.00
9/30/92               11,690.00           11,888.00           11,824.00           11,416.00           11,412.00           11,724.00
10/31/92              11,564.00           11,730.00           11,670.00           11,347.00           11,344.00           11,585.00
11/30/92              11,481.00           11,735.00           11,629.00           11,329.00           11,328.00           11,538.00
12/31/92              11,603.00           11,920.00           11,781.00           11,437.00           11,434.00           11,663.00
1/31/93               11,854.00           12,148.00           12,011.00           11,555.00           11,557.00           11,865.00
2/28/93               12,051.00           12,361.00           12,200.00           11,655.00           11,651.00           12,046.00
3/31/93               12,091.00           12,412.00           12,248.00           11,690.00           11,689.00           12,083.00
4/30/93               12,187.00           12,499.00           12,347.00           11,762.00           11,762.00           12,172.00
5/31/93               12,158.00           12,515.00           12,320.00           11,729.00           11,735.00           12,163.00
6/30/93               12,336.00           12,742.00           12,513.00           11,816.00           11,824.00           12,340.00
7/31/93               12,387.00           12,814.00           12,544.00           11,843.00           11,852.00           12,382.00
8/31/93               12,578.00           13,038.00           12,743.00           11,946.00           11,951.00           12,566.00
9/30/93               12,639.00           13,074.00           12,795.00           11,985.00           11,989.00           12,617.00
10/31/93              12,688.00           13,123.00           12,830.00           12,009.00           12,017.00           12,650.00
11/30/93              12,586.00           13,011.00           12,758.00           12,012.00           12,021.00           12,584.00
12/31/93              12,645.00           13,082.00           12,817.00           12,057.00           12,070.00           12,636.00
1/31/94               12,791.00           13,258.00           12,959.00           12,134.00           12,147.00           12,764.00
2/28/94               12,576.00           13,028.00           12,767.00           12,056.00           12,073.00           12,588.00
3/31/94               12,323.00           12,707.00           12,557.00           11,996.00           12,010.00           12,388.00
4/30/94               12,226.00           12,605.00           12,471.00           11,954.00           11,965.00           12,300.00
5/31/94               12,238.00           12,604.00           12,480.00           11,971.00           11,981.00           12,288.00
6/30/94               12,226.00           12,576.00           12,481.00           12,006.00           12,013.00           12,271.00
7/31/94               12,374.00           12,826.00           12,661.00           12,110.00           12,122.00           12,420.00
8/31/94               12,424.00           12,841.00           12,701.00           12,152.00           12,163.00           12,455.00
9/30/94               12,300.00           12,652.00           12,584.00           12,124.00           12,136.00           12,360.00
10/31/94              12,275.00           12,641.00           12,582.00           12,151.00           12,164.00           12,349.00
11/30/94              12,212.00           12,613.00           12,525.00           12,096.00           12,113.00           12,306.00
12/31/94              12,225.00           12,700.00           12,569.00           12,124.00           12,136.00           12,345.00
1/31/95               12,403.00           12,952.00           12,781.00           12,293.00           12,302.00           12,513.00
2/28/95               12,671.00           13,260.00           13,046.00           12,461.00           12,472.00           12,729.00
3/31/95               12,723.00           13,341.00           13,121.00           12,531.00           12,543.00           12,805.00
4/30/95               12,851.00           13,527.00           13,283.00           12,642.00           12,656.00           12,938.00
5/31/95               13,265.00           14,051.00           13,684.00           12,863.00           12,869.00           13,278.00
6/30/95               13,356.00           14,154.00           13,776.00           12,933.00           12,948.00           13,358.00
7/31/95               13,355.00           14,122.00           13,778.00           12,986.00           13,000.00           13,366.00
8/31/95               13,474.00           14,293.00           13,903.00           13,064.00           13,078.00           13,478.00
9/30/95               13,619.00           14,432.00           14,004.00           13,128.00           13,143.00           13,574.00
10/31/95              13,791.00           14,619.00           14,160.00           13,238.00           13,252.00           13,714.00
11/30/95              13,965.00           14,838.00           14,346.00           13,355.00           13,366.00           13,869.00
12/31/95              14,125.00           15,047.00           14,497.00           13,457.00           13,468.00           14,002.00
1/31/96               14,233.00           15,146.00           14,622.00           13,572.00           13,583.00           14,107.00
2/29/96               14,071.00           14,883.00           14,450.00           13,515.00           13,531.00           13,974.00
3/31/96               14,003.00           14,780.00           14,376.00           13,503.00           13,521.00           13,911.00
4/30/96               13,949.00           14,697.00           14,325.00           13,514.00           13,535.00           13,873.00
5/31/96               13,922.00           14,667.00           14,314.00           13,542.00           13,566.00           13,868.00
6/30/96               14,060.00           14,864.00           14,466.00           13,639.00           13,665.00           13,992.00
7/31/96               14,116.00           14,904.00           14,509.00           13,693.00           13,718.00           14,035.00
8/31/96               14,101.00           14,879.00           14,520.00           13,739.00           13,769.00           14,045.00
9/30/96               14,325.00           15,139.00           14,723.00           13,864.00           13,895.00           14,218.00
10/31/96              14,578.00           15,474.00           14,983.00           14,021.00           13,898.00           14,434.00
11/30/96              14,776.00           15,739.00           15,180.00           14,129.00           14,157.00           14,599.00
12/31/96              14,691.00           15,593.00           15,083.00           14,129.00           14,160.00           14,537.00
1/31/97               14,734.00           15,641.00           15,142.00           14,195.00           14,228.00           14,592.00
2/28/97               14,763.00           15,679.00           15,171.00           14,228.00           14,263.00           14,623.00
3/31/97               14,662.00           15,506.00           15,066.00           14,222.00           14,252.00           14,549.00
4/30/97               14,821.00           15,738.00           15,243.00           14,339.00           14,369.00           14,696.00
5/31/97               14,937.00           15,887.00           15,370.00           14,436.00           14,470.00           14,799.00
6/30/97               15,069.00           16,075.00           15,510.00           14,536.00           14,570.00           14,923.00
7/31/97               15,319.00           16,509.00           15,825.00           14,696.00           14,732.00           15,175.00
8/31/97               15,260.00           16,368.00           15,746.00           14,709.00           14,746.00           15,126.00
9/30/97               15,438.00           16,609.00           15,929.00           14,821.00           14,856.00           15,283.00
10/31/97              15,588.00           16,850.00           16,105.00           14,930.00           14,966.00           15,411.00
11/30/97              15,618.00           16,928.00           16,141.00           14,966.00           15,004.00           15,441.00
12/31/97              15,738.00           17,098.00           16,270.00           15,068.00           15,103.00           15,542.00
1/31/98               15,920.00           17,318.00           16,483.00           15,214.00           15,249.00           15,719.00
2/28/98               15,905.00           17,305.00           16,471.00           15,228.00           15,261.00           15,715.00
3/31/98               15,951.00           17,364.00           16,524.00           15,290.00           15,321.00           15,772.00
4/30/98               16,012.00           17,455.00           16,606.00           15,362.00           15,397.00           15,839.00
5/31/98               16,120.00           17,620.00           16,728.00           15,444.00           15,480.00           15,947.00
6/30/98               16,229.00           17,770.00           16,835.00           15,524.00           15,560.00           16,033.00
7/31/98               16,291.00           17,808.00           16,894.00           15,597.00           15,633.00           16,090.00
8/31/98               16,541.00           18,097.00           17,160.00           15,793.00           15,812.00           16,292.00
9/30/98               16,809.00           18,521.00           17,591.00           16,002.00           16,025.00           16,571.00
10/31/98              16,761.00           18,423.00           17,574.00           16,080.00           16,094.00           16,545.00
11/30/98              16,746.00           18,528.00           17,572.00           16,066.00           16,092.00           16,546.00
12/31/98              16,809.00           18,583.00           17,643.00           16,122.00           16,154.00           16,616.00
1/31/99               16,890.00           18,716.00           17,740.00           16,187.00           16,223.00           16,704.00
2/28/99               16,713.00           18,389.00           17,479.00           16,107.00           16,154.00           16,529.00
3/31/99               16,842.00           18,491.00           17,609.00           16,218.00           16,269.00           16,652.00
4/30/99               16,875.00           18,550.00           17,663.00           16,270.00           16,325.00           16,698.00
5/31/99               16,760.00           18,387.00           17,528.00           16,261.00           16,311.00           16,603.00
6/30/99               16,761.00           18,329.00           17,540.00           16,311.00           16,360.00           16,608.00
7/31/99               16,761.00           18,251.00           17,524.00           16,363.00           16,406.00           16,600.00
8/31/99               16,761.00           18,241.00           17,538.00           16,411.00           16,450.00           16,611.00
9/30/99               16,928.00           18,453.00           17,701.00           16,517.00           16,560.00           16,758.00
10/31/99              16,945.00           18,521.00           17,747.00           16,562.00           16,609.00           16,788.00
11/30/99              16,961.00           18,520.00           17,769.00           16,593.00           16,646.00           16,815.00
12/31/99              16,927.00           18,431.00           17,711.00           16,617.00           16,663.00           16,794.00
1/31/00               16,876.00           18,370.00           17,646.00           16,610.00           16,663.00           16,750.00
2/29/00               17,030.00           18,593.00           17,791.00           16,721.00           16,779.00           16,874.00
3/31/00               17,202.00           18,837.00           17,977.00           16,825.00           16,874.00           17,018.00
4/30/00               17,115.00           18,784.00           17,936.00           16,869.00           16,906.00           16,986.00
5/31/00               17,115.00           18,775.00           17,964.00           16,938.00           16,967.00           17,006.00
6/30/00               17,446.00           19,166.00           18,281.00           17,114.00           17,155.00           17,269.00
7/31/00               17,534.00           19,339.00           18,420.00           17,222.00           17,272.00           17,384.00
8/31/00               17,780.00           19,620.00           18,638.00           17,349.00           17,409.00           17,554.00
9/30/00               17,957.00           19,743.00           18,807.00           17,474.00           17,552.00           17,715.00
10/31/00              18,028.00           19,874.00           18,893.00           17,568.00           17,631.00           17,753.00
11/30/00              18,261.00           20,199.00           19,150.00           17,735.00           17,795.00           17,967.00
12/31/00              18,566.00           20,573.00           19,503.00           17,946.00           18,010.00           18,239.00
1/31/01               18,837.00           20,910.00           19,823.00           18,171.00           18,265.00           18,503.00
2/28/01               19,000.00           21,092.00           20,010.00           18,289.00           18,395.00           18,662.00
3/31/01               19,128.00           21,198.00           20,164.00           18,442.00           18,544.00           18,795.00
4/30/01               19,128.00           21,110.00           20,110.00           18,491.00           18,603.00           18,764.00
5/31/01               19,220.00           21,237.00           20,223.00           18,595.00           18,717.00           18,860.00
6/30/01               19,275.00           21,318.00           20,299.00           18,659.00           18,789.00           18,929.00
7/31/01               19,610.00           21,794.00           20,721.00           18,868.00           19,025.00           19,261.00
8/31/01               19,797.00           22,044.00           20,928.00           18,977.00           19,154.00           19,419.00
9/30/01               20,060.00           22,301.00           21,233.00           19,289.00           19,439.00           19,668.00
10/31/01              20,323.00           22,767.00           21,585.00           19,471.00           19,634.00           19,884.00
11/30/01              20,153.00           22,453.00           21,369.00           19,429.00           19,581.00           19,700.00
12/31/01              20,058.00           22,311.00           21,251.00           19,436.00           19,590.00           19,604.00
1/31/02               20,134.00           21,655.00           21,361.00           19,475.00           19,646.00           19,687.00
2/28/02               20,268.00           21,863.00           21,531.00           19,570.00           19,732.00           19,823.00
3/31/02               19,998.00           21,573.00           21,203.00           19,437.00           19,603.00           19,677.00
4/30/02               20,134.00           21,959.00           21,554.00           19,655.00           19,822.00           19,825.00
5/31/02               20,348.00           22,152.00           21,769.00           19,734.00           19,926.00           19,974.00
6/30/02               20,387.00           22,346.00           21,957.00           19,899.00           20,086.00           20,132.00


                                                                 CUMULATIVE TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS

 Periods Ended                         6 Months  1 Year 3 Years 5 Years 10 Years    Since  1 Year 3 Years 5 Years 10 Years     Since
 June 30, 2002                                                               Inception(2)                               Inception(2)

 Short-Intermediate Income Fund
   Class A Shares                         1.64%   5.77%  21.64%  35.29%   81.89%  103.87%   5.77%   6.75%   6.23%   6.17%      6.61%
   Institutional Class                    1.71    6.02%  22.50%  36.97%    n/a     49.60%   6.02%   7.00%   6.49%    n/a       6.24%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Aggregate Bond Index(3)                3.92%   8.65%  26.34%  42.98%   97.09%  123.46%   8.65%   8.11%   7.41%   7.02%      7.52%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate US
   Gov't/Credit Index(4)                  3.33%   8.17%  25.19%  41.57%   93.89%  119.57%   8.17%   7.78%   7.20%   6.85%      7.35%
------------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch 1-3 Year Treasury Index(5) 2.38%   6.65%  21.98%  36.89%   79.48%   98.99%   6.65%   6.85%   6.48%   6.02%     6.41%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 1-3 Year US
   Gov't/Credit Index(6)                  2.53%   6.90%  22.78%  37.86%   81.21%  100.86%   6.90%   7.08%   6.63%   6.13%      6.49%
------------------------------------------------------------------------------------------------------------------------------------
 Lipper Short-Intermediate Investment
   Grade Debt Funds Average(7)            2.26%   5.69%  20.84%  34.26%   78.29%  101.32%   5.69%   6.51%   6.06%   5.95%      6.51%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception dates are: Class A Shares: May 13, 1991, Institutional
  Class: November 2, 1995. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning May 31, 1991.
3 The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. During the year ended December 31, 2001, the Fund changed its primary benchmark from the Lehman Brothers 1-3 Year US Government/Credit Index to the Lehman Brothers Intermediate Aggregate Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
4 Lehman Brothers Intermediate US Government/Credit Index is an unmanaged index providing a general measure of the performance in the intermediate-term government and corporate bond sectors. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that provides a general measure of the performance in the short-term Treasury sector. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
6 Lehman Brothers 1-3 Year US Government/Credit Index is an unmanaged index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Prior shareholder reports referred to this index as the Lehman Brothers Intermediate-Term Government/Corporate Bond Index. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
7 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures shown below include the impact of the 1.50% maximum initial sales charge for the Fund's Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison section because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures assume the reinvestment of dividend and capital gain distributions.

                                                           AVERAGE ANNUAL TOTAL RETURNS(1)

 Periods Ended                                    1 Year   5 Years   10 Years        Since
 June 30, 2002                                                                Inception(2)

 Short-Intermediate Income Fund--Class A Shares    4.18%     5.91%      6.01%        6.46%
------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during specific periods if certain of the Fund's fees and expenses had not been waived.
2 Inception date: May 13, 1991.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

                                                                     S&P             PAR
  SECURITY                                                     RATING(1)           (000)             MARKET VALUE
CORPORATE NOTES--19.58%
   Atlantic City Electric
     6.00%, 1/15/03 .............................................     A-          $2,000              $ 2,033,224
   Baltimore Gas Electric
     6.75%, 6/5/12 ..............................................      A           1,000                1,054,941
   Block Financial Corp.
     8.50%, 4/15/07 .............................................   BBB+             895                1,004,712
   First Maryland Bancorp
     7.20%, 7/1/07 ..............................................   BBB+           2,000                2,116,190
   Ford Motor Credit Co.
     6.875%, 2/1/06 .............................................   BBB+           2,000                2,046,132
   General Electric Capital Corp.
     6.875%, 11/15/10 ...........................................    AAA           1,000                1,071,331
     1.477%, 12/1/36 ............................................    AAA             235                  228,190
   General Motors Acceptance Corp.
     6.625%, 10/1/02 ............................................   BBB+           2,000                2,017,454
   Household Finance Corp.
     5.75%, 1/30/07 .............................................      A           2,650                2,621,218
   National Rural Utilities
     6.20%, 2/1/08 ..............................................     A+           1,425                1,469,457
   Textron Financial Corp.
     5.875%, 6/1/07 .............................................     A-           3,000                3,047,790
   Wilmington Trust Corp.
     6.625%, 5/1/08 .............................................     A-             500                  524,905
   Worldcom Inc.
     8.00%, 5/15/06 .............................................   CCC-           2,000                  300,000
                                                                                                      -----------
TOTAL CORPORATE NOTES
   (Cost $20,981,028) ...........................................                                      19,535,544
                                                                                                      -----------
US GOVERNMENT & AGENCY OBLIGATIONS--64.90%
FEDERAL FARM CREDIT BANK--2.14%
   Federal Farm Credit Bank
     6.00%, 6/11/08 ............................................. N-R(2)           2,000                2,136,618
                                                                                                      -----------
FEDERAL HOME LOAN BANK NOTES--12.03%
   Federal Home Loan Bank:
     6.75%, 8/15/07 ............................................. N-R(2)           3,000                3,301,587
     6.50%, 11/13/09 ............................................ N-R(2)           5,000                5,458,475
     5.75%, 5/15/12 .............................................    AAA           3,155                3,240,204
                                                                                                      -----------
                                                                                                       12,000,266
                                                                                                      -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION DEBENTURES--3.20%
   FHLMC
     6.25%, 7/15/04 .............................................    AAA           3,000                3,191,472
                                                                                                      -----------
GUARANTEED EXPORT TRUST--0.25%
   Guaranteed Export Trust, 94-F-A
     8.187%, 12/15/04 ...........................................    AAA             240                  251,435
                                                                                                      -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


                                                                     S&P             PAR
  SECURITY                                                     RATING(1)           (000)             MARKET VALUE
MORTGAGE-BACKED SECURITIES--27.12%
   FHLMC Pool #C00210
     8.00%, 1/1/23 ..............................................    AAA         $   173              $   185,818
   FHLMC Pool #E20099
     6.50%, 5/1/09 ..............................................    AAA           1,588                1,664,671
   FHLMC Pool #G10049
     8.00%, 10/1/07 .............................................    AAA             126                  131,618
   FHLMC Pool #G10543
     6.00%, 6/1/11 ..............................................    AAA           1,068                1,104,957
   FHLMC Pool #G10682
     7.50%, 6/1/12 ..............................................    AAA           1,014                1,075,550
   FHLMC Pool #G10690
     7.00%, 7/1/12 ..............................................    AAA           1,126                1,185,526
   FNGL Pool #409589
     9.50%, 11/1/15 .............................................    AAA             510                  567,085
   FNMA Pool #254089
     6.00%, 12/1/16 .............................................    AAA           4,221                4,311,712
   FNMA Pool #326570
     7.00%, 2/1/08 ..............................................    AAA           1,170                1,226,925
   FNMA Pool #433646
     6.00%, 10/1/13 .............................................    AAA           3,316                3,412,732
   FNMA Pool #539082
     7.00%, 8/1/28 ..............................................    AAA           3,444                3,578,508
   FNMA Pool #572448
     7.00%, 3/1/27 ..............................................    AAA             774                  805,468
   FNMA Pool #628837
     6.50%, 3/1/32 ..............................................    AAA           3,951                4,033,819
   GNMA Pool #487110
     6.50%, 4/15/29 ............................................. N-R(2)           1,249                1,279,718
   GNMA Pool #571166
     7.00%, 8/15/31 ............................................. N-R(2)             552                  574,289
   GNMA Pool #781186
     9.00%, 6/15/30 ............................................. N-R(2)           1,765                1,921,925
                                                                                                      -----------
                                                                                                       27,060,321
                                                                                                      -----------
STUDENT LOAN MARKETING ASSOCIATION--2.09%
   SLMA
     5.25%, 3/15/06 .............................................    AAA           2,000                2,083,942
                                                                                                      -----------
US TREASURY SECURITIES--18.07%
   US Treasury Notes:
     3.50%, 11/15/06 ............................................    AAA           8,000                7,857,504
     5.00%, 2/15/11 .............................................    AAA          10,000               10,169,260
                                                                                                      -----------
                                                                                                       18,026,764
                                                                                                      -----------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $62,573,635) ...............................................................................  64,750,818
                                                                                                      -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


                                                                     S&P             PAR
  SECURITY                                                     RATING(1)           (000)             MARKET VALUE
ASSET-BACKED SECURITIES--8.88%
   California Infrastructure SCE 97-1-A6
     6.38%, 9/25/08 ...........................................      AAA          $2,945              $ 3,128,846
   Chase Funding Mortgage Loan Asset-Backed, 1993-3, Class IA2
     7.062%, 8/25/14 ..........................................      AAA             183                  183,332
   IMC Home Equity Loan Trust 96-1-A6
     6.69%, 2/25/21 ...........................................      AAA           2,039                2,085,273
   The Money Store Home Equity Trust , Series 1995-C, Class A5
     7.175%, 4/15/26 ..........................................      AAA           3,375                3,465,041
                                                                                                      -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $8,548,522) ..............................................................................     8,862,492
                                                                                                      -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.00%
   FNMA Series 1988-18-B
     9.40%, 7/25/03 ...........................................      AAA               3                    2,822
                                                                                                      -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $2,803) ..................................................................................         2,822
                                                                                                      -----------
REPURCHASE AGREEMENT--3.81%
   Goldman Sachs & Co., dated 06/28/02, 1.88%, principal and
     interest in the amount of $3,803,596, due 07/01/02,
     collateralized by US Treasury Bond, par value of $2,800,000, coupon rate of 9.00%, due 11/15/18, market value of
     $3,880,130.
     1.88%, 7/1/02 ............................................                    3,803                3,803,000
                                                                                                      -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,803,000) ..............................................................................     3,803,000
                                                                                                      -----------
TOTAL INVESTMENTS--97.17%
   (Cost $95,908,988) .............................................................................   $96,954,676

OTHER ASSETS IN EXCESS OF LIABILITIES--2.83% ......................................................     2,819,143
                                                                                                      -----------
NET ASSETS--100% ..................................................................................   $99,773,819
                                                                                                      ===========

--------------------------------------------------------------------------------

1 The Standard & Poor's ratings indicated are believed to be the most recent ratings available as of June 30, 2002.
2 Although not specifically rated by either S&P or Moody's, the Portfolio
  Managers deem the credit quality equivalent to AAA.
The following organizations have provided underlying credit support for the securities as defined in the Schedule of Investments:
FHLMC -- Federal Home Loan Mortgage Corporation
FNGL -- Federal National Mortgage Association Gold
FNMA  -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
SLMA -- Student Loan Marketing Association


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2002

ASSETS

   Investments, at value (cost $95,908,988) .....................   $96,954,676
   Cash .........................................................         3,513
   Receivable for capital shares sold ...........................     1,861,590
   Interest receivable ..........................................     1,047,381
   Prepaid expenses and other ...................................        28,795
                                                                    -----------
Total assets ....................................................    99,895,955
                                                                    -----------

LIABILITIES

   Payable for capital shares redeemed ..........................         9,468
   Accounting fees payable ......................................         5,509
   Advisory fees payable ........................................        16,648
   Custody fees payable .........................................         4,832
   Transfer agent fees payable ..................................         7,722
   Accrued expenses and other ...................................        77,957
                                                                    -----------
Total liabilities ...............................................       122,136
                                                                    -----------
NET ASSETS ......................................................   $99,773,819
                                                                    ===========

COMPOSITION OF NET ASSETS

   Paid-in capital ..............................................   101,994,022
   Expenses in excess of net investment income ..................      (231,327)
   Accumulated net realized loss from investment transactions ...    (3,034,564)
   Net unrealized appreciation on investments ...................     1,045,688
                                                                    -----------
NET ASSETS ......................................................   $99,773,819
                                                                    ===========

NET ASSET VALUE PER SHARE

   Class A Shares(1) ............................................   $     10.41
                                                                    ===========
   Institutional Class(2) .......................................   $     10.57
                                                                    ===========

--------------------------------------------------------------------------------

1 Net asset value and redemption price per share (based on net assets of $37,138,477 and 3,568,094 shares outstanding). Maximum offering price per share was $10.57 ($10.41/0.985). Maximum offering price per share reflects the effect of the 1.50% front-end sales charge.

2 Net asset value and offering price per share (based on net assets of $62,635,342 and 5,923,919 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                        FOR THE SIX
                                                                       MONTHS ENDED
                                                                      JUNE 30, 2002

INVESTMENT INCOME

   Interest ............................................................ $2,669,940
                                                                         ----------
EXPENSES

   Investment advisory fees ............................................    167,462
   Distribution fees:
     Class A Shares ....................................................     48,738
   Professional fees ...................................................     38,608
   Accounting fees .....................................................     32,284
   Transfer agent fees .................................................     16,282
   Printing and shareholder reports ....................................     15,061
   Custody fees ........................................................      9,566
   Registration fees ...................................................      8,369
   Directors' fees .....................................................      1,482
   Miscellaneous .......................................................      4,323
                                                                         ----------
Total expenses .........................................................    342,175
Less: fee waivers and/or expense reimbursements ........................    (78,094)
                                                                         ----------
Net expenses ...........................................................    264,081
                                                                         ----------
NET INVESTMENT INCOME ..................................................  2,405,859
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain from investment transactions ......................    229,041
   Net change in unrealized appreciation/depreciation on investments ...   (906,906)
                                                                         ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ........................   (677,865)
                                                                         ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ............................. $1,727,994
                                                                         ==========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX                 FOR THE
                                                                            MONTHS ENDED              YEAR ENDED
                                                                        JUNE 30, 2002(1)       DECEMBER 31, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................................. $  2,405,859            $  4,963,873
   Net realized gain from investment transactions .........................      229,041                 628,479
   Net change in unrealized appreciation/depreciation
     of investments .......................................................     (906,906)              1,424,472
                                                                            ------------            ------------
Net increase in net assets from operations ................................    1,727,994               7,016,824
                                                                            ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A Shares .......................................................     (948,317)             (2,265,954)
     Institutional Class ..................................................   (1,408,648)             (2,959,029)
                                                                            ------------            ------------
Total distributions .......................................................   (2,356,965)             (5,224,983)
                                                                            ------------            ------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sales of shares ......................................   53,575,336              85,645,081
   Net dividend reinvestments .............................................      836,205               2,252,820
   Net cost of shares redeemed ............................................  (42,458,669)            (86,171,043)
                                                                            ------------            ------------
Net increase in net assets from
   capital share transactions .............................................   11,952,872               1,726,858
                                                                            ------------            ------------
TOTAL INCREASE IN NET ASSETS ..............................................   11,323,901               3,518,699
NET ASSETS
   Beginning of period ....................................................   88,449,918              84,931,219
                                                                            ------------            ------------
   End of period (including expenses in excess of net investment
     income of $231,327 and $280,221, respectively) ....................... $ 99,773,819            $ 88,449,918
                                                                            ============            ============
-----------------------------------------------------------------------------------------------------------------

1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                      FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                         2002(1)         2001          2000         1999         1998          1997

PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................  $10.49       $10.28        $ 9.95       $10.48       $10.39        $10.28
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income ...............    0.30         0.56          0.61         0.57         0.58          0.61
   Net realized and unrealized gain
     (loss) on investments .............   (0.08)        0.25          0.32        (0.50)        0.11          0.10
                                          ------       ------        ------       ------       ------        ------
Total from investment operations .......    0.22         0.81          0.93         0.07         0.69          0.71
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...............   (0.30)       (0.60)        (0.60)       (0.59)       (0.58)        (0.60)
   In excess of net investment
     income ............................      --           --            --           --        (0.02)           --
   Return of capital ...................      --           --            --        (0.01)          --            --
                                          ------       ------        ------       ------       ------        ------
Total distributions ....................   (0.30)       (0.60)        (0.60)       (0.60)       (0.60)        (0.60)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD .......................  $10.41       $10.49        $10.28       $ 9.95       $10.48        $10.39
                                          ======       ======        ======       ======       ======        ======

TOTAL INVESTMENT RETURN(2) .............    1.64%        8.03%         9.68%        0.70%        6.81%         7.13%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets,
     end of period (000s) .............. $37,138      $38,290       $39,173      $42,559      $47,107       $45,569
   Ratios to average net assets:
     Net investment income .............    4.87%(3)     5.36%         6.07%        5.63%        5.57%         5.92%
     Expenses after waivers
        and/or reimbursements ..........    0.70%(3)     0.70%         0.70%(4)     0.70%        0.70%         0.70%
     Expenses before waivers
        and/or reimbursements ..........    0.86%(3)     0.90%         0.98%(4)     0.93%        0.93%         0.96%
   Portfolio turnover rate .............      18%          47%           38%          47%          40%           65%

--------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Total return excludes the effect of sales charge.
3 Annualized.
4 This ratio excludes custody credits.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS                 FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                         2002(1)         2001          2000         1999         1998          1997

PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................. $10.65       $10.42        $10.08       $10.60       $10.50        $10.38
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income ................   0.32         0.60          0.64         0.61         0.61          0.61
   Net realized and unrealized
     gain (loss) on investments .........  (0.09)        0.25          0.32        (0.51)        0.11          0.13
                                          ------       ------        ------       ------       ------        ------
Total from investment
   operations ...........................   0.23         0.85          0.96         0.10         0.72          0.74
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ................  (0.31)       (0.62)        (0.62)       (0.60)       (0.61)        (0.62)
   In excess of net investment
     income .............................     --           --            --           --        (0.01)           --
   Return of capital ....................     --           --            --        (0.02)          --            --
                                          ------       ------        ------       ------       ------        ------
Total distributions .....................  (0.31)       (0.62)        (0.62)       (0.62)       (0.62)        (0.62)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD ........................ $10.57       $10.65        $10.42       $10.08       $10.60        $10.50
                                          ======       ======        ======       ======       ======        ======
TOTAL INVESTMENT RETURN .................   1.71%        8.36%         9.91%        1.02%        7.07%         7.40%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets,
     end of period (000s) ...............$62,635      $50,160       $45,758      $40,617      $45,112       $32,056
   Ratios to average net assets:
     Net investment income ..............   5.13%(2)     5.60%         6.34%        5.88%        5.81%         6.17%
     Expenses after waivers
        and/or reimbursements ...........   0.45%(2)     0.45%         0.45%(3)     0.45%        0.45%         0.45%
     Expenses before waivers
        and/or reimbursements ...........   0.61%(2)     0.65%         0.73%(3)     0.68%        0.67%         0.72%
   Portfolio turnover rate ..............     18%          47%           38%          47%          40%           65%

--------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.
3 This ratio excludes custody credits.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
Short-Intermediate Income Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers two classes of shares to investors. The Class A Shares has a maximum front-end sales charge of 1.50% and a 0.25% distribution fee. The Institutional Class has neither a sales charge nor a distribution fee. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek a high level of current income consistent with the preservation of principal within an intermediate-term maturity structure by investing primarily in USGovernment securities, corporate debt, mortgage-backed and asset-backed securities. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On June 30, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME
   AND OTHER
Securities transactions are recorded on a trade date basis. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays monthly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

F. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.35% of the first $1 billion, 0.30% of the next $500 million, and 0.25% of the amount in excess of $1.5 billion.

Brown Advisory Incorporated ('Brown Advisory') is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit expenses to 0.70% of the Class A Shares' average daily net assets and 0.45% of the Institutional Class' average daily net assets. Brown Advisory has agreed to waive its fees in proportion to any fee waiver by ICCC during the term of the agreement.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas (formerly Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 85 million shares of $.001 par value capital stock (50 million Class A Shares, 2 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class Shares and 3 million undesignated). Transactions in capital shares were as follows:

                                                Class A Shares
            --------------------------------------------------
            For the Six Months Ended        For the Year Ended
                    June 30, 2002(1)         December 31, 2001
            ------------------------  ------------------------
                Shares        Amount      Shares        Amount
            ----------  ------------  ----------  ------------
Sold         2,676,610  $ 27,907,924   5,544,664  $ 58,125,561
Reinvested      63,294       658,787     166,641     1,748,579
Redeemed    (2,823,159)  (29,402,580) (5,871,487)  (61,533,311)
            ----------  ------------  ----------  ------------
Net decrease   (83,255) $   (835,869)   (160,182) $ (1,659,171)
            ==========  ============  ==========  ============

                                           Institutional Class
            --------------------------------------------------
            For the Six Months Ended        For the Year Ended
                    June 30, 2002(1)         December 31, 2001
            ------------------------  ------------------------
                Shares        Amount      Shares        Amount
            ----------  ------------  ----------  ------------
Sold         2,423,568  $ 25,667,412   2,579,654  $ 27,519,520
Reinvested      16,796       177,418      47,519       504,241
Redeemed    (1,228,293)  (13,056,089) (2,305,687)  (24,637,732)
            ----------  ------------  ----------  ------------
Net increase 1,212,071  $ 12,788,741     321,486  $  3,386,029
            ==========  ============  ==========  ============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--PURCHASES AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended June 30, 2002 were $31,406,539 and $15,466,047, respectively.

At June 30, 2002, the tax basis of investments held was $95,908,988. The gross unrealized appreciation from investments for those securities having an excess of value over cost and gross unrealized depreciation from investments for those securities having an excess of cost over value was $2,839,577 and $1,793,889, respectively.

NOTE 5--FEDERAL INCOME TAX
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydowns and distributions in excess of income. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

Undistributed          Undistributed
 Net Investment         Net Realized            Paid-In
      Income             Gain (Loss)            Capital
---------------        -------------            -------
    $153,129               $(88,780)          $(64,399)

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $2,158,923 and $206,329, respectively.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for dividends payable and deferred compensation.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                         $5,224,983

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Capital loss carryovers                 $ (3,263,605)
Unrealized appreciation/(depreciation)  $  1,952,594

At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains consisted of $3,263,605, of which $2,171,927 expires in 2003, $35,124 expires in 2004, $288,041 expires in 2007 and $768,513 expires in 2008.

The aggregate cost of purchases and proceeds from sales of investments, other than US Government short-term obligations, for the year ended December 31, 2001, were $55,221,066 and $38,920,752, respectively.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 6--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2002 there was one shareholder who held 54% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------

PRIVACY STATEMENT

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO  64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Short-Intermediate Income Fund
   Class A Shares                                              CUSIP #82524T101
   Institutional Class                                         CUSIP #82524T200
                                                               BDSHORTSA (6/02)
                                                               Printed 8/02

Distributed by:
ICC Distributors, Inc.